Property and Equipment, Net (Details) - USD ($)	3 Months Ended			9 Months Ended	12 Months Ended
	Mar. 31, 2022	Sep. 30, 2021	Mar. 31, 2021	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Property and Equipment, Net (Details) [Line Items]
Depreciation and amortization					$ 163,000	$ 122,000
Depreciation charge	$ 5,174,153			$ 1,248,012
TINGO, INC. [Member]
Property and Equipment, Net (Details) [Line Items]
Property and equipment with a cost	5,000	$ 5,000		5,000	5,000
Depreciation charge	$ 5,174,153		$ 450,719		$ 1,717,871	$ 4,528,106
Depreciation charge		$ 208,777		$ 1,248,012